Income Taxes - Components of Current Taxes (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2020
U.K. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes for operations	0.00%
Ireland [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes for operations	0.00%